Agreements and Transactions with VIE’s	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Agreements And Transactions With Vies
Agreements and Transactions with VIE’s

Note 5 – Agreements and Transactions with VIE’s

The Company sells the INVOcell to its consolidated and unconsolidated VIEs and anticipates continuing to do so in the ordinary course of business. All intercompany transactions with consolidated entities are eliminated in the Company’s consolidated financial statements. Per ASC 323-10-35-8 the Company eliminates any sales to an unconsolidated VIE for INVOcell inventory that the VIE still has remaining on the books at period end.

The following table summarizes the Company’s transactions with VIEs:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Bloom INVO, LLC
INVOcell revenue	$9,000	$6,000	$19,500	$6,000
Unconsolidated VIEs
INVOcell revenue	$(3,975)	$6,000	$5,775	$22,500

The Company had balances with VIEs as follows:

	September 30, 2023	December 31, 2022
Bloom INVO, LLC
Accounts receivable	$27,000	13,500
Notes payable	472,839	468,031
Unconsolidated VIEs
Accounts receivable	$14,460	46,310

Note 4 – Agreements and Transactions with VIE’s

The Company sells the INVOcell to its consolidated and unconsolidated VIEs and anticipates continuing to do so in the ordinary course of business. All intercompany transactions with consolidated entities are eliminated in the Company’s consolidated financial statements. Per ASC 323-10-35-8 the Company eliminates any sales to an unconsolidated VIE for INVOcell inventory that the VIE still has remaining on the books at period end.

The following table summarizes the Company’s transactions with VIEs:

	Year Ended December 31,
	2022	2021
Bloom Invo, LLC
INVOcell revenue	$13,500	21,600
Unconsolidated VIEs
INVOcell revenue	$30,000	16,310

The Company had balances with VIEs as follows:

	December 31, 2022	December 31, 2021
Bloom Invo, LLC
Accounts receivable	$13,500	21,600
Notes payable	468,031	453,406
Unconsolidated VIEs
Accounts receivable	$46,310	16,310